UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/23

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Money Market Fund

ANNUAL REPORT

November 30, 2023

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Fund from June 1, 2023 to November 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2023

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$2.69	$4.97	$1.17
Ending value (after expenses)	$1,024.90	$1,022.60	$1,026.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2023

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$2.69	$4.96	$1.17
Ending value (after expenses)	$1,022.41	$1,020.16	$1,023.92
†

Expenses are equal to the fund’s annualized expense ratio of .53% for Wealth Shares, .98% for Service Shares and .23% for Premier Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2023

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 36.0%
Australia & New Zealand Banking Group Ltd.	5.73	5/20/2024	20,000,000	[a]	19,477,500
Australia & New Zealand Banking Group Ltd., (1 Month SOFR +0.38%)	5.69	12/1/2023	22,000,000	[b,c]	22,000,000
Bank of Montreal	5.76	3/4/2024	20,000,000	[a]	19,707,556
Barclays Bank PLC	5.58	12/6/2023	20,000,000	[a]	19,984,722
Barclays Bank PLC	5.57	1/4/2024	20,000,000	[a]	19,896,678
Bedford Row Funding Corp.	5.73	1/24/2024	20,000,000	[a]	19,832,000
CDP Financial, Inc.	5.79	4/26/2024	20,000,000	[a]	19,544,300
Chariot Funding LLC	5.70	1/16/2024	5,000,000	[a]	4,964,350
Collateralized Commercial Paper V Co. LLC	5.75	6/3/2024	15,000,000		15,000,000
Collateralized Commercial Paper V Co. LLC	5.80	5/14/2024	18,000,000		18,000,000
Credit Industriel ET Commercial (New York)	5.81	3/11/2024	20,000,000	[a]	19,683,814
DBS Bank Ltd.	5.61	2/14/2024	18,280,000	[a]	18,071,684
DNB Bank ASA	5.79	4/2/2024	20,000,000	[a]	19,616,992
DNB Bank ASA, (1 Month SOFR +0.39%)	5.70	12/1/2023	17,000,000	[b,c]	17,000,000
Fairway Finance Co. LLC	5.72	1/17/2024	15,000,000	[a]	14,890,333
Gotham Funding Corp.	5.58	12/5/2023	22,000,000	[a]	21,986,556
ING US Funding LLC	5.75	9/3/2024	10,000,000	[a]	9,582,192
ING US Funding LLC	5.81	4/1/2024	15,000,000	[a]	14,714,062
ING US Funding LLC	5.42	12/18/2023	15,000,000	[a]	14,962,246
Liberty Street Funding LLC	5.64	2/15/2024	15,000,000	[a]	14,825,833
Liberty Street Funding LLC	5.76	3/1/2024	20,000,000	[a]	19,716,889
LMA-Americas LLC	5.79	3/5/2024	11,300,000	[a]	11,132,116
LMA-Americas LLC	5.78	2/6/2024	20,000,000	[a]	19,790,067
MUFG Bank Ltd. (New York)	5.71	2/20/2024	21,000,000	[a]	20,737,290
National Australia Bank Ltd.	5.85	5/1/2024	20,000,000	[a]	19,524,156
National Australia Bank Ltd., (1 Month SOFR +0.35%)	5.66	12/1/2023	22,000,000	[b,c]	22,000,000
National Australia Bank Ltd., (1 Month SOFR +0.39%)	5.70	12/1/2023	15,000,000	[b,c]	15,000,000
National Bank of Canada	5.61	1/31/2024	20,000,000	[a]	19,814,289
Nordea Bank Abp, (1 Month SOFR +0.38%)	5.69	12/1/2023	22,000,000	[b,c]	22,000,000
Skandinaviska Enskilda Banken AB	5.82	4/5/2024	10,000,000	[a]	9,802,950
Skandinaviska Enskilda Banken AB, (1 Month SOFR +0.38%)	5.70	12/1/2023	5,000,000	[b,c]	5,000,000
Starbird Funding Corp.	5.74	2/8/2024	22,000,000	[a]	21,763,867

STATEMENT OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 36.0% (continued)
Sumitomo Mitsui Trust Bank Ltd. (New York)	5.71	2/28/2024	20,000,000	[a]	19,725,583
Svenska Handelsbanken AB	5.62	12/13/2023	20,000,000	[a]	19,963,133
Svenska Handelsbanken AB	5.79	8/27/2024	15,000,000	[a]	14,384,062
Svenska Handelsbanken AB	5.85	5/6/2024	20,000,000	[a]	19,508,939
Swedbank AB	5.63	12/20/2023	20,000,000	[a]	19,941,522
Swedbank AB, (1 Month SOFR +0.41%)	5.73	12/1/2023	20,000,000	[b]	20,000,000
The Toronto-Dominion Bank	5.68	12/1/2023	22,000,000		22,000,000
Thunder Bay Funding LLC	5.82	4/24/2024	20,000,000	[a]	19,548,083
United Overseas Bank Ltd.	5.66	3/20/2024	20,000,000	[a]	19,664,500
United Overseas Bank Ltd.	5.85	4/12/2024	20,000,000	[a]	19,582,528
Westpac Banking Corp.	5.78	11/15/2024	15,000,000	[a]	14,212,500
Total Commercial Paper (cost $758,553,292)			758,553,292
Negotiable Bank Certificates of Deposit - 14.8%
Bank of America NA	5.72	12/1/2023	20,000,000		20,000,000
Bank of America NA	5.74	2/9/2024	20,000,000		20,000,000
Bank of America NA	5.84	5/1/2024	20,000,000		20,000,000
BNP Paribas SA (New York), (1 Month SOFR +0.42%)	5.73	12/1/2023	20,000,000	[b]	20,000,000
Canadian Imperial Bank of Commerce (New York)	5.71	1/9/2024	20,000,000		20,000,000
Canadian Imperial Bank of Commerce (New York)	5.92	7/2/2024	10,000,000		10,000,000
Cooperatieve Rabobank U.A. (New York)	5.80	4/29/2024	18,000,000		18,000,000
HSBC Bank USA NA	5.55	3/1/2024	20,000,000		20,000,000
Mizuho Bank Ltd. (New York)	5.71	5/17/2024	10,000,000		10,000,000
Mizuho Bank Ltd. (New York), (1 Month SOFR +0.40%)	5.72	12/1/2023	20,000,000	[b]	20,000,000
Mizuho Bank Ltd. (New York)	5.80	2/29/2024	20,000,000		20,000,000
Nordea Bank Abp (New York), (1 Month SOFR +0.37%)	5.68	12/1/2023	22,000,000	[b]	22,000,000
Oversea-Chinese Banking Corp. Ltd. (New York)	5.70	3/4/2024	20,000,000		20,000,000
Oversea-Chinese Banking Corp. Ltd. (New York), (3 Month SOFR +0.40%)	5.72	12/1/2023	10,000,000	[b]	10,000,000
Sumitomo Mitsui Banking Corp. (New York), (1 Month SOFR +0.46%)	5.77	12/1/2023	22,000,000	[b]	22,000,000
Sumitomo Mitsui Trust Bank Ltd.	5.70	1/17/2024	20,000,000		20,000,000
Wells Fargo Bank NA, (1 Month SOFR +0.38%)	5.69	12/1/2023	20,000,000	[b]	20,000,000
Total Negotiable Bank Certificates of Deposit (cost $312,000,000)			312,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Time Deposits - 9.0%
Australia & New Zealand Banking Group Ltd.	5.32	12/1/2023	25,000,000		25,000,000
Banco Santander SA (New York)	5.31	12/1/2023	50,000,000		50,000,000
Canadian Imperial Bank of Commerce	5.31	12/1/2023	40,000,000		40,000,000
Credit Agricole CIB	5.30	12/1/2023	44,000,000		44,000,000
KBC Bank NV (New York)	5.31	12/1/2023	30,000,000		30,000,000
Total Time Deposits (cost $189,000,000)			189,000,000
U.S. Treasury Bills - 4.7%
U.S. Treasury Bills	5.41	12/19/2023	50,000,000	[a]	49,866,875
U.S. Treasury Bills	5.38	12/14/2023	50,000,000	[a]	49,904,396
Total U.S. Treasury Bills (cost $99,771,271)			99,771,271
Repurchase Agreements - 35.2%

BMO Capital Markets Corp., Tri-Party Agreement thru BNY Mellon, dated 11/30/2023 due at maturity date in the amount of $25,003,764 (fully collateralized by: Asset-Backed Securities, 0.00%-14.33%, due 7/25/2026-7/25/2063, Corporate Debt Securities, 1.75%-8.63%, due 1/21/2025-12/1/2049, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 3.00%, due 10/25/2038, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 4.00%, due 3/25/2042, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.03%-4.00%, due 7/20/2043-12/20/2071, Private Label Collateralized Mortgage Obligations, 0.00%-8.26%, due 12/10/2029-5/11/2063, valued at $26,956,226)

	5.42	12/1/2023	25,000,000		25,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY Mellon, dated 11/30/2023 due at maturity date in the amount of $85,012,656 (fully collateralized by: U.S. Treasuries (including strips), 0.63%, due 7/31/2026, valued at $86,700,074)	5.36	12/1/2023	85,000,000		85,000,000

STATEMENT OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 35.2% (continued)
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 11/30/2023 due at maturity date in the amount of $50,007,375 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.50%, due 9/1/2038-11/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 9/1/2027-11/1/2053, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 8/20/2035-10/20/2053, valued at $51,000,000)	5.31	12/1/2023	50,000,000	50,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 11/30/2023 due at maturity date in the amount of $225,033,187 (fully collateralized by: U.S. Treasuries (including strips), 2.38%-2.88%, due 5/15/2051-5/15/2052, valued at $229,500,001)	5.31	12/1/2023	225,000,000	225,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 35.2% (continued)

MUFG Securities (Canada) Ltd., Tri-Party Agreement thru BNY Mellon, dated 11/30/2023 due at maturity date in the amount of $280,041,300 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 6.63%-6.98%, due 9/25/2053-10/25/2053, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.50%, due 1/1/2041-11/1/2053, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 6.63%, due 10/25/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 1/1/2037-8/1/2053, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 5.00%-5.50%, due 11/20/2062-12/20/2062, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.00%, due 3/20/2047-2/20/2053, valued at $288,389,712)

	5.31	12/1/2023	280,000,000	280,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 11/30/2023 due at maturity date in the amount of $75,011,292 (fully collateralized by: Asset-Backed Securities, 3.60%-7.41%, due 5/25/2035-10/26/2040, Corporate Debt Securities, 3.10%-8.56%, due 1/20/2026-4/30/2043, valued at $80,910,475)	5.42	12/1/2023	75,000,000	75,000,000
Total Repurchase Agreements (cost $740,000,000)			740,000,000
Total Investments (cost $2,099,324,563)			99.7%	2,099,324,563
Cash and Receivables (Net)			.3%	5,963,365
Net Assets			100.0%	2,105,287,928

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities amounted to $103,000,000 or 4.89% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	53.2
Repurchase Agreements	35.2
Diversified Financials	6.6
U.S. Treasury Securities	4.7
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $740,000,000) —Note 1(b)	2,099,324,563	2,099,324,563
Cash		2,936,039
Receivable for shares of Common Stock subscribed		4,533,438
Interest receivable		2,876,286
Prepaid expenses		161,280
		2,109,831,606
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,364,755
Payable for shares of Common Stock redeemed		2,709,953
Directors’ fees and expenses payable		18,493
Other accrued expenses		450,477
		4,543,678
Net Assets ($)		2,105,287,928
Composition of Net Assets ($):
Paid-in capital		2,105,205,231
Total distributable earnings (loss)		82,697
Net Assets ($)		2,105,287,928

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	717,760,749	1,115,050,710	272,476,469
Shares Outstanding	717,883,064	1,115,284,671	272,520,740
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2023

Investment Income ($):
Interest Income	120,601,668
Expenses:
Management fee—Note 2(a)	4,726,368
Administrative service fees—Note 2(c)	7,754,845
Shareholder servicing costs—Note 2(b)	5,871,806
Directors’ fees and expenses—Note 2(d)	291,916
Registration fees	185,397
Professional fees	128,927
Custodian fees—Note 2(c)	80,697
Prospectus and shareholders’ reports	38,731
Chief Compliance Officer fees—Note 2(c)	20,711
Miscellaneous	20,547
Total Expenses	19,119,945
Less—reduction in expenses due to undertaking—Note 2(a)	(575,796)
Less—reduction in fees due to earnings credits—Note 2(c)	(413,401)
Net Expenses	18,130,748
Net Investment Income	102,470,920
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1
Net Increase in Net Assets Resulting from Operations	102,470,921

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2023[a]	2022[b]
Operations ($):
Net investment income	102,470,920	23,248,878
Net realized gain (loss) on investments	1	(414)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,470,921	23,248,464
Distributions ($):
Distributions to shareholders:
Wealth Shares	(31,547,561)	(5,831,078)
Service Shares	(57,750,260)	(14,662,538)
Premier Shares	(13,062,571)	(2,756,388)
Total Distributions	(102,360,392)	(23,250,004)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	749,128,765	344,921,718
Service Shares	1,526,031,541	1,498,541,799
Premier Shares	403,297,213	367,230,774
Distributions reinvested:
Wealth Shares	30,954,375	5,716,198
Service Shares	55,919,605	14,270,242
Premier Shares	5,897,335	587,687
Cost of shares redeemed:
Wealth Shares	(656,158,623)	(271,483,529)
Service Shares	(2,144,621,483)	(1,893,635,861)
Premier Shares	(364,849,088)	(263,757,827)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(394,400,360)	(197,608,799)
Total Increase (Decrease) in Net Assets	(394,289,831)	(197,610,339)
Net Assets ($):
Beginning of Period	2,499,577,759	2,697,188,098
End of Period	2,105,287,928	2,499,577,759

[a]	During the period ended November 30, 2023, 1,727,250 Wealth shares representing $1,731,910 were exchanged for 1,731,910 Premier shares.
[b]

During the period ended November 30, 2022, 1,187,423 Wealth shares representing $1,187,423 were exchanged for 1,187,629 Premier shares and 1,300 Service shares representing $1,300 were exchanged for 1,300 Wealth shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Wealth Shares	Year Ended November 30,
	2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.046	.010	.000[b]	.003	.016
Distributions:
Dividends from net investment income	(.046)	(.010)	(.000)[b]	(.003)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.67	1.04	.01	.26	1.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.58	.56	.90	.89
Ratio of net expenses to average net assets	.53	.42	.15	.55	.88
Ratio of net investment income to average net assets	4.60	.98	.01	.27	1.63
Net Assets, end of period ($ x 1,000)	717,761	593,835	514,714	49,985	73,035

a Effective February 1, 2021, the fund Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

Service Shares	Year Ended November 30,
	2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.041	.008	.000[b]	.002	.014
Distributions:
Dividends from net investment income	(.041)	(.008)	(.000)[b]	(.002)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.21	.80	.01	.24	1.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.04	1.05	1.08	1.07
Ratio of net expenses to average net assets	.98	.63	.13	.57	1.02
Ratio of net investment income to average net assets	4.10	.76	.01	.22	1.49
Net Assets, end of period ($ x 1,000)	1,115,051	1,677,613	2,058,384	2,808,974	2,824,333

a Effective February 1, 2021, the fund Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Premier Shares	Year Ended November 30,
	2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.049	.012	.000[b]	.004	.019
Distributions:
Dividends from net investment income	(.049)	(.012)	(.000)[b]	(.004)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.00	1.24	.01	.36	1.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.25	.25	.27	.64	.56
Ratio of net expenses to average net assets	.23	.22	.12	.46	.56
Ratio of net investment income to average net assets	4.91	1.18	.01	.41	2.02
Net Assets, end of period ($ x 1,000)	272,476	228,130	124,090	4,987	7,713

a Effective February 1, 2021, the fund Dreyfus Class shares were renamed Premier shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Money Market Fund (the “fund”) is the sole series of General Money Market Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective September 1, 2023, the Adviser has engaged its affiliate, Dreyfus (the “Sub-Adviser”), to serve as the fund’s sub-investment adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of BNY Mellon, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Wealth shares (7 billion shares authorized), Service shares (28.5 billion shares authorized) and Premier shares (7 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of

NOTES TO FINANCIAL STATEMENTS (continued)

authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	2,099,324,563	-	2,099,324,563

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Repurchase Agreements	740,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	740,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(740,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $181,898 and accumulated capital losses $35,540.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2023. The fund has $35,540 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows: ordinary income $102,360,392 and $23,250,004, respectively.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of

NOTES TO FINANCIAL STATEMENTS (continued)

the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended November 30, 2023, there was no reduction in expenses pursuant to the Agreement.

The Adviser has also contractually agreed, from December 1, 2022 through March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed an annual rate of 1.00% of the value of the average daily net assets of Service shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2024, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses for Service shares, pursuant to the undertaking, amounted to $575,796 during period ended November 30, 2023.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth and Premier shares’ average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. If said rule is amended in any material respect (e.g. to provide for a limit that exceeds .25%), this Undertaking shall terminate automatically. During the period ended November 30, 2023, there was no reduction in expenses pursuant to the undertaking.

Effective September 1, 2023, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the Reimbursement Shareholder Services Plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2023, Premier shares were charged $5,000, pursuant to the Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2023, Wealth and Service shares were charged $1,716,616 and $3,524,930, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

(c) Under the Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended November 30, 2023, Service shares were charged $7,754,845, pursuant to the Administrative Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2023, the fund was charged $487,453 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $413,401.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2023, the fund was charged $80,697 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2023, the fund was charged $32,869 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2023, the fund was charged $20,711 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $354,190, Administrative Services Plan fees of $519,166, Shareholder Services Plans fees of $383,275, Custodian fees of $38,890, Chief Compliance Officer fees of $3,438 and Transfer Agent fees of $119,723, which are offset against an expense reimbursement currently in effect in the amount of $53,927.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments include a mandatory liquidity fee for institutional prime and institutional tax-exempt money market funds, which will apply when a fund experiences daily net redemptions that exceed 5% of net assets. The amendments maintain a fund board’s ability to impose liquidity fees (not to exceed 2% of the value of the shares redeemed) on a discretionary basis for non-government money market funds. The amendments also substantially increase the required minimum levels of daily and weekly liquid assets for all money market funds from 10% and 30%, to 25% and 50%, respectively. Further, the amendments remove a money market fund’s ability to impose temporary “gates” to suspend redemptions in order to prevent dilution and remove the link between a money market fund’s liquidity level and its imposition of liquidity fees. The amendments became effective October 2, 2023 with tiered compliance dates. The removal of the link between liquidity levels and the imposition of liquidity fees, as well as the removal of a money market fund’s ability to impose redemption gates, became effective on October 2, 2023. On April 2, 2024, money market funds will be required to comply with the increased daily and weekly liquid asset minimums, and non-government money market funds will be permitted to impose discretionary liquidity fees. On October 2, 2024, money market fund will be required to comply with the new mandatory liquidity fee framework.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Money Market Fund (the “Fund”) (the sole fund constituting General Money Market Fund, Inc. (the “Company”)), including the statement of investments, as of November 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting General Money Market Fund, Inc.) at November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
January 22, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 54.05% of ordinary income dividends paid during the fiscal year ended November 30, 2023 as qualifying interest related dividends.

PROXY RESULTS (Unaudited)

A special meeting of the fund’s shareholders was held on October 12, 2023. The proposal considered at the meeting and the results were as follows:

	Shares
	For	Authority Withheld
To elect Board Members to hold office until their successors are duly elected and qualified†
Francine J. Bovich	2,307,527,838	10,926,317
Michael D. DiLecce	2,310,056,069	8,398,086
Gina D. France	2,309,128,851	9,325,305
Joan L. Gulley	2,308,692,751	9,761,404
Robin A. Melvin	2,305,899,679	12,554,477

† Each Board Member’s term commenced January 1, 2024

In addition, Joseph S. DiMartino, Peggy C. Davis and Nathan Leventhal continue as Board Members of the fund. Mses. Bovich and Melvin currently are Board Members of the fund, but have not been previously elected by shareholders.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 24, 2023, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered. The new sub-investment advisory agreement, effective September 1, 2023, pursuant to which Dreyfus, a division of Mellon Investments Corporation, provides day-to-day management of the fund’s investments, was approved at the May 17, 2023 Board meeting and was not considered during the annual review of the Agreement.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Wealth shares with the performance of a group of retail no-load money market instrument funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail money market instrument funds (the “Performance Universe”), all for various periods ended May 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load money market instrument funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or slightly above the Performance Group median for each period, except the two-year period when the fund’s gross total return performance was slightly below the Performance Group median, and was at or slightly above the Performance Universe median for each period, except the four- and ten-year periods when the fund’s gross total return performance was slightly below the median. The Board also considered that the fund’s net total return performance was below the Performance Group and the Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during certain periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had waived receipt of a portion of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00%. On or after

March 31, 2024, the Adviser may terminate this expense limitation agreement at any time.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

Independent Board Members

Joseph S. DiMartino (80)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-May 2023)

No. of Portfolios for which Board Member Serves: 86

———————

Francine J. Bovich (72)

Board Member (2012)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 47

———————

Peggy C. Davis (80)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 29

———————

Nathan Leventhal (80)

Board Member (1989)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 29

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (60)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-June 2023)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois, Co-Chair (2014-March 2020); Board Member, Mentor Illinois (2013-March 2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 68

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Distribution, BNY Mellon Investment Management since February 2023; and Head of North America Product, BNY Mellon Investment Management from January 2018 to February 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 45 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director of the Adviser since February 2023; Vice President of the Adviser since September 2020; and Director–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of the Adviser. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021; and Counsel of BNY Mellon from August 2018 to December 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of BNY Mellon since August 2013.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; and Managing Counsel of BNY Mellon from December 2017 to September 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY Mellon since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 58 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; and Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since June 2012.

JOANNE SKERRETT, Vice President and Assistant Secretary since March 2023.

Managing Counsel of BNY Mellon since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 51 years old and has been an employee of the Adviser since June 2022.

OFFICERS OF THE FUND (Unaudited) (continued)

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since May 2016.

DANIEL GOLDSTEIN, Vice President since March 2022.

Head of Product Development of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022; Head of Product Management of North America Distribution, BNY Mellon Investment Management since January 2018; Executive Vice President of North America Product, BNY Mellon Investment Management since April 2023; and Senior Vice President of North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 53 investment companies (comprised of 102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 53 investment companies (comprised of 105 portfolios) managed by the Adviser. He is 66 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 47 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus Money Market Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Dreyfus
One Boston Place, 15th Floor

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Wealth shares: GMMXX Service shares: GMBXX Premier shares: GMGXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 0196AR1123

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,550 in 2022 and $36,261 in 2023.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,732 in 2022 and $8,025 in 2023. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2022 and $0 in 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2022 and $3,342 in 2023. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,158 in 2022 and $8,158 in 2023.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $10,309 in 2022 and $11,024 in 2023. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2022 and $0 in 2023.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,144,335 in 2022 and $1,886,566 in 2023.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ David J. DiPetrillo

      David J. DiPetrillo

      President (Principal Executive Officer)

Date: January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

      David J. DiPetrillo

      President (Principal Executive Officer)

Date: January 19, 2024

By: /s/ James Windels

      James Windels

      Treasurer (Principal Financial Officer)

Date: January 19, 2024

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)